Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Properties commitment
Properties payment commitments
Payment commitment for properties to be held for sales	$ 57,287,504
Period within which the remaining commitment is payable	1 year
Two floors of office building
Properties payment commitments
Period within which the remaining commitment is payable	1 year
Payment commitment	$ 2,044,054
Number of an office building used as offices	2